Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share of common stock
	For the Three Months Ended March 31, 2022			For the Three Months Ended March 31, 2021
	Class A– Public shares	Class A– Private placement shares	Class B– Common stock	Class A– Public shares	Class A– Private placement shares	Class B– Common stock
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(7,929,124)	$(185,013)	$(1,982,281)	$(1,945,059)	$(45,385)	$(1,182,806)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	700,000	7,500,000	12,333,333	287,778	7,500,000
Basic and diluted net loss per share of common stock	$(0.26)	$(0.26)	$(0.26)	$(0.16)	$(0.16)	$(0.16)

	For the Year Ended December 31, 2021			For the Period from April 17, 2020 (Inception) through December 31, 2020
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(13,610,073)	$(317,568)	$(3,980,510)	$—	$—	$(1,294)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	25,643,836	598,356	7,500,000	—	—	7,500,000
Basic and diluted net loss per share of common stock	$(0.53)	$(0.53)	$(0.53)	$—	$—	$(0.00)